Stock Options	6 Months Ended
Jun. 30, 2013
Stock Options [Abstract]
Stock Options

Note 9. Stock Options

Stock-based compensation expense was allocated as follows for the periods ended June 30 (in thousands):

	Three Months Ended		Six Months Ended
	2013	2012	2013	2012
Cost of sales	$632	$-	$1,266	$-
Research and development, net	846	-	1,746	-
Selling, general and administrative	3,881	632	7,838	1,113
Total stock-based compensation expenses	$5,359	$632	$10,850	$1,113

There were 228,761 options granted in the three and six months ended June 30, 2013. There were 338,750 options granted in the three and six months ended June 30, 2012. During the three months ended June 30, 2013 and 2012 the Company issued 354,859 and 46,745 shares, respectively, upon the exercise of stock options. This resulted in an increase in equity of $2.4 million and $692,000 for the three months ended June 30, 2013 and 2012, respectively. During the six months ended June 30, 2013 and 2012 the Company issued 647,667 and 92,140 shares, respectively, upon the exercise of stock options. This resulted in an increase in equity of $6.0 million and $1.5 million for the six months ended June 30, 2013 and 2012, respectively.